Segment analysis	12 Months Ended
Dec. 31, 2022
Segment analysis
Segment analysis

4.  Segment analysis

The Group’s two operating and reportable segments, Europe and Americas, reflect the basis on which the Group’s performance is reviewed by Management and presented to the CODM.

Performance of the Group is assessed based on Adjusted EBITDA. Adjusted EBITDA is the profit or loss for the period before income tax charge or credit, net finance expense, depreciation and amortization and exceptional operating items. Other items are not allocated to segments, as these are reviewed by the CODM on a group-wide basis. Segmental revenues are derived from sales to external customers. Inter-segment revenue is not material.

Reconciliation of profit/(loss) for the year to Adjusted EBITDA

	Year ended
	December 31,
	2022	2021	2020
	$’m	$’m	$’m
Profit/(loss) for the year	237	(210)	111
Income tax charge (note 7)	19	22	29
Net finance (income)/expense (note 6)	(80)	235	70
Depreciation and amortization (notes 10, 11)	359	343	315
Exceptional operating items (note 5)	90	272	20
Adjusted EBITDA	625	662	545

The segment results for the year ended December 31, 2022 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,963	2,726	4,689
Adjusted EBITDA	200	425	625
Capital expenditure	213	382	595
Segment assets	2,754	3,111	5,865

The segment results for the year ended December 31, 2021 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,838	2,217	4,055
Adjusted EBITDA	281	381	662
Capital expenditure	190	496	686
Segment assets	2,785	2,540	5,325

The segment results for the year ended December 31, 2020 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,599	1,852	3,451
Adjusted EBITDA	249	296	545
Capital expenditure	101	167	268
Segment assets	2,360	1,894	4,254

One customer accounted for greater than 10% of total revenue in 2022 (2021: one; 2020: two).

Capital expenditure is the sum of purchases of property, plant and equipment and software and other intangibles, net of proceeds from disposal of property, plant and equipment, as per the consolidated statement of cash flows.

Segment assets consist of intangible assets, property, plant and equipment, derivative financial instrument assets, deferred tax assets, other non-current assets, employee benefit assets, inventories, contract assets, trade and other receivables and cash, cash equivalents and restricted cash. The accounting policies of the segments are the same as those in the consolidated financial statements of the Group as set out in note 3.

Total revenue from the Group in countries which account for more than 10% of total revenue, in the current or prior years presented, are as follows:

	Year ended
	December 31,
	2022	2021	2020
Revenue	$’m	$’m	$’m
U.S.	2,181	1,727	1,449
U.K	385	396	359
Brazil	549	439	352

The revenue above is attributed to countries on a destination basis.

Non-current assets, excluding derivative financial instruments, taxes, pensions and goodwill arising on acquisitions in countries which account for more than 10% of non-current assets are the U.S. 44% (2021: 39%), Germany 12% (2021: 13%) and Brazil 15% (2021: 13%).

The Company is domiciled in Luxembourg. During the year the Group had revenues of $nil (2021: $nil, 2020: $nil) with customers in Luxembourg. Non-current assets located in Luxembourg were $nil (2021: $nil).

Within each reportable segment our respective packaging containers have similar production processes and classes of customers. Further, they have similar economic characteristics, as evidenced by similar profit margins, similar degrees of risk and similar opportunities for growth. Based on the foregoing, we do not consider that they constitute separate product lines and therefore additional disclosures relating to product lines is not necessary.

Disaggregation of revenue

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2022:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,937	10	16	1,963
Americas	–	2,178	548	2,726
Group	1,937	2,188	564	4,689

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2021:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,824	5	9	1,838
Americas	1	1,772	444	2,217
Group	1,825	1,777	453	4,055

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2020:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,581	3	15	1,599
Americas	1	1,499	352	1,852
Group	1,582	1,502	367	3,451

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Year ended December 31,
	2022	2021	2020
	$’m	$’m	$’m
Over time	3,747	3,160	2,610
Point in time	942	895	841
Total	4,689	4,055	3,451